Concentration of credit risk	12 Months Ended
Oct. 31, 2025
Text Block [Abstract]
Concentration of credit risk

Note 22	Concentration of credit risk

Concentration of credit exposure may arise with a group of counterparties that have similar economic characteristics or are located in the same geographic region. The ability of such counterparties to meet contractual obligations would be similarly affected by changing economic, political or other conditions.
The amounts of credit exposure associated with our on- and off-balance sheet financial instruments are summarized in the following table:
Credit exposure by country of ultimate risk

$ millions, as at October 31				2025				2024
	Canada	U.S.	Other countries	Total	Canada	U.S.	Other countries	Total
On-balance sheet
Major assets (1)(2)(3)	$657,015	$288,069	$118,402	$1,063,486	$627,621	$259,280	$110,984	$997,885
Off-balance sheet
Credit-related arrangements
Financial institutions	$48,031	$36,436	$7,959	$92,426	$46,567	$31,083	$6,522	$84,172
Governments	11,022	129	126	11,277	10,913	153	15	11,081
Retail	211,289	1,250	684	213,223	199,324	1,125	525	200,974
Corporate	85,458	60,355	18,144	163,957	80,644	49,994	13,546	144,184
Total	$355,800	$98,170	$26,913	$480,883	$337,448	$82,355	$20,608	$440,411

(1)
Major assets consist of cash and deposits with banks, loans and acceptances net of allowance for credit losses, securities, securities borrowed or purchased under resale agreements, and derivative instruments.

(2)	Includes Canadian currency of $630.8 billion (2024: $596.4 billion) and foreign currencies of $432.7 billion (2024: $401.5 billion).
(3)
No industry or foreign jurisdiction accounted for 10% or more of loans and acceptances
,
net of allowance for credit losses, with the exception of the U.S., which accounted for 17% as at October 31, 2025 (2024: 15
%),
the real estate and construction
sector
, which across all jurisdictions accounted for 10% as at October 31, 2025 (2024: 10
%) and the financial institutions
sector
, which across all jurisdictions accounted for 10% as at October 31, 2025 (2024: 8%).
Canadian residential mortgages accounted for 48% as at October 31, 2025 (2024: 49%) of loans and acceptances
,
net of allowance for credit losses.

See Note 12 for derivative instruments by country and counterparty type of ultimate risk. In addition, see Note 20 for details on the client securities lending of the joint ventures which CIBC has with The Bank of New York Mellon.
Also see the shaded sections in “MD&A – Management of risk” for a detailed discussion on our credit risk.